Offerings	Jul. 01, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,346,936
Proposed Maximum Offering Price per Unit | $ / shares	7.5
Maximum Aggregate Offering Price	$ 17,602,020
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,430.84
Offering Note

1
Note 1a: Represents shares of common stock, par value $0.0001 per share (“common stock”), of Anteris Technologies Global Corp. (the “Company”) that are issuable upon exercise of previously issued warrants to purchase common stock (“Common Stock Warrants”).

Note 1b: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered includes such indeterminate number of additional shares of common stock as may be issuable as a result of stock splits, stock dividends or similar transactions. Additionally, pursuant to Rule 416(b) under the Securities Act, if prior to the completion of the distribution of the common stock registered hereunder, all shares of common stock are combined by a reverse stock split into a lesser number of shares of common stock, the number of undistributed shares of common stock covered by the registration statement shall be proportionately reduced.

Note 1c: Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of common stock issuable upon exercise of the Common Stock Warrants, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of the Common Stock Warrants of $7.50 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,038,064
Proposed Maximum Offering Price per Unit | $ / shares	8.07
Maximum Aggregate Offering Price	$ 24,517,176.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,385.83
Offering Note

2
Note 2a: Represents shares of common stock represented by CHESS Depositary Interests (“CDIs”) that are issuable upon the exercise of warrants to purchase CDIs (“CDI Warrants”).

Note 2b: See Note 1b.

Note 2c: Pursuant to Rule 457(g) under the Securities Act and solely for the purpose of calculating the registration fee with respect to the shares of common stock represented by CDIs that are issuable upon exercise of the CDI Warrants, the proposed maximum offering price per unit and proposed maximum aggregate offering price are based upon the exercise price of the CDI Warrants of A$11.50 per share (as translated to approximately $8.07 per share using an exchange rate of A$1.4247 to $1.00 as of June 18, 2026, as released by the Board of Governors of the Federal Reserve System).